Discontinued operation, assets classified as held for sale and disposals, Disposal of SUSE Business - Net Assets and Profit (Details) - USD ($) $ in Millions			12 Months Ended				18 Months Ended
	Mar. 15, 2019	Aug. 21, 2018	Oct. 31, 2019		Apr. 30, 2017		Oct. 31, 2018
Net assets disposed [Abstract]
Current assets classified as held for sale			$ 0.0				$ 1,142.5
Current liabilities classified as held for sale			0.0				(437.7)
Profit on disposal of business [Abstract]
Profit for the period from discontinued operation			(1,487.2)	[1]	$ (33.7)	[2]	(76.9)
SUSE [Member]
Net Assets disposed and Profit disposal on business [Abstract]
Consideration received	$ 2,540.3	$ 2,500.0
Net assets disposed [Abstract]
Non-current assets classified as held for sale	989.8
Current assets classified as held for sale	127.3		0.0				687.1
Current liabilities classified as held for sale	(288.5)
Non-current liabilities classified as held for sale	(177.3)
Net assets disposed	651.3
Profit on disposal of business [Abstract]
Disposal proceeds	2,540.3
Costs to sell recognized in the period	(45.3)
Disposal proceeds, less costs to sell recognized in the period	2,495.0
Net assets disposed	(651.3)
Profit on disposal	1,843.7
Cumulative exchange gain in respect of the net assets of the subsidiaries, reclassified from equity on disposal	(75.8)
Profit for the period from discontinued operation	$ 1,767.9		$ (1,487.2)		$ (33.7)		$ (76.9)

[1]	The comparatives for the 18 months ended 31 October 2018 have been revised to reclassify certain costs from administrative expenses to cost of sales, selling and distribution expenses and research and development expenses as described in the Basis of Preparation of the Significant Accounting Policies section.
[2]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 37)